Property And Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

	December 31,
	2012	2011

Computer equipment	$238	$145
Office furniture and fixtures	113	84
Leasehold improvements	43	44
Total property and equipment	394	273

Less accumulated depreciation and amortization	(215)	(174)

Property and equipment, net	$179	$99